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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



            Report for the Calendar Year or Quarter Ended December 31, 2004

If amended report check here:      | |                    Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:           New Generation Advisers, Inc.
Address:        225 Friend Street
                Suite 801
                Boston, MA  02114

Form 13F File Number: 28-10779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:           George Putnam, III
Title:          President
Phone:          617.573.9550

Signature, Place, and Date of Signing:

/s/ George Putnam, III         Boston, MA                February 8, 2005
-----------------------        ------------              -----------------
     [Signature]              [City, State]                [Date]

Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $168,877
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                        ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7          ITEM 8
------                   --------------     ------     ------    -------------------   ----------   -------- -----------------------

                                                      VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT  PRN   CALL   DISCRETION   MANAGERS    SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------

ADC Telecommunications   Common            000886101   1,525      569,000             Sole         None          520,200  48,800
AK Steel Holding         Common            001547108  13,192      911,700             Sole         None          847,725  63,975
AMR Corporation          Common            001765106   3,285      300,000             Sole         None          279,180  20,820
America West             Class B           023657208   3,241      492,600             Sole         None          458,365  34,235
Atmel Corporation        Common            049513104   1,844      470,500             Sole         None          433,700  36,800
Colt Telecom             Common            196877104   2,866      783,000             Sole         None          728,291  54,709
Continental Airlines     Class B           210795308   3,385      250,000             Sole         None          232,625  17,375
Cypress Semiconductor    Common            232806109   1,816      154,800             Sole         None          142,400  12,400
DDI                      Common            233162304   1,034      325,000             Sole         None          302,610  22,390
Electroglas              Common            285324109   2,628      558,000             Sole         None          511,850  46,150
Genesis Healthcare       Common            37184D101   1,266       36,148             Sole         None           35,220     928
Global Crossing Ltd      Common            G3921A175   2,075      114,393             Sole         None          104,644   9,749
Global Industries        Common            379336100   3,939      475,100             Sole         None          441,755  33,345
Goodyear Tire & Rubber   Common            382550101   3,885      265,000             Sole         None          246,380  18,620
Grey Wolf                Common            397888108   3,215      610,000             Sole         None          567,015  42,985
Infonet                  Class B           45666T106     961      475,700             Sole         None          437,550  38,150
Input/Output             Common            457652105   4,089      462,500             Sole         None          428,070  34,430
JDS Uniphase             Common            46612J101   3,012      950,000             Sole         None          884,650  65,350
KCS Energy               Common            482434206   7,315      494,911             Sole         None          460,951  33,960
Key Energy               Common            492914106   3,245      275,000             Sole         None          255,050  19,950
Kulicke and Soffa        Common            501242101   1,858      215,500             Sole         None          197,800  17,700
Ladish Co., Inc.         Common            505754200   1,892      163,117             Sole         None          158,617   4,500
Lucent Technologies      Common            549463107   3,032      806,250             Sole         None          744,850  61,400
MCI Inc.                 Common            552691107   5,515      273,577             Sole         None          252,538  21,039
Metal Management         Common            591097209   5,793      215,600             Sole         None          200,000  15,600
Metals USA               Common            591324207   4,448      239,800             Sole         None          221,930  17,870
Milacron                 Common            598709103   3,114      918,537             Sole         None          841,261  77,276
Mpower Holding           Common            62473L309   3,740    2,000,000             Sole         None        1,859,470 140,530
Neighborcare             Common            64015Y104   1,106       36,000             Sole         None           34,144   1,856
Newpark Resources        Common            651718504   2,049      397,900             Sole         None          369,480  28,420
Nextwave Telecom         Common            65332M103   2,855      384,224             Sole         None          357,474  26,750
Nortel Networks          Common            656568102   1,180      340,000             Sole         None          317,200  22,800
NTL Inc                  Common            62940M104   4,108       56,300             Sole         None           52,100   4,200
OMI Corp                 Common            Y6476W104   2,504      148,600             Sole         None          138,130  10,470
Parker Drilling          Common            701081101   2,519      641,000             Sole         None          595,605  45,395
Paxson Communications    Common            704231109   2,760    2,000,000             Sole         None        1,860,505 139,495
Primedia                 Common            74157K101   8,119    2,136,500             Sole         None        1,987,995 148,505
Rite Aid                 Common            767754104   2,654      725,000             Sole         None          672,710  52,290
Sunterra Corp.           Common            86787D208   8,749      623,113             Sole         None          573,578  49,535
Telewest Global          Common            87956T107   4,632      263,484             Sole         None          243,773  19,711
Time Warner Telecom      Common            887319101   2,446      560,985             Sole         None          521,206  39,779
Unitedglobalcom          Common            913247508   6,762      700,000             Sole         None          648,127  51,873
US LEC                   Class A           90331S109   1,749      550,000             Sole         None          511,265  38,735
Vitesse Semiconductor    Common            928497106   2,088      591,500             Sole         None          550,030  41,470
W.R. Grace               Common            38388F108   7,681      564,400             Sole         None          523,200  41,200
Washington Group Int'l   Common            938862208   4,249      103,000             Sole         None           95,800   7,200
Wilsons The Leather
  Experts                Common            972463103   1,999      512,516             Sole         None          476,931  35,585
Zilog Inc.               Common            989524301   1,461      182,649             Sole         None          168,799  13,850




